Supplementary Balance Sheet Information - Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Accumulated gain (loss) in respect of derivative instruments designated for cash flows hedge, net of tax	$ (1,928)	$ 409	$ 628	$ (600)
Accumulated realized and unrealized loss on available for sale securities, net	(52)
Accumulated other comprehensive income (loss), net	$ (1,980)	$ 409	$ 628